COMPARATIVE FIGURES	9 Months Ended
Sep. 30, 2012
COMPARATIVE FIGURES
COMPARATIVE FIGURES

17.   COMPARATIVE FIGURES

  Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2012 interim consolidated financial statements.